OTHER COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
OTHER COMMITMENTS AND CONTINGENCIES	OTHER COMMITMENTS AND CONTINGENCIES
The book value of our Vessels secured under long-term loans was as follows:

(in thousands of $)	December 31, 2024	December 31, 2023
Carrying value of vessels secured against long-term loans	1,938,867	1,699,288

Legal proceedings and claims

We may, from time to time, be involved in legal proceedings and claims that arise in the ordinary course of business. A contingent liability will be recognized in the financial statements only where we believe that a liability will be probable and for which the amounts are reasonably estimable, based upon the facts known prior to the issuance of the consolidated financial statements.